SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Disclosure of Non-Cash Transactions:
The Company recorded acquisition-related contingent consideration liabilities of $27.4 million, $0.3 million and $40.8 million during the years ended December 31, 2015, 2014 and 2013, respectively. See Note 7 for additional information on contingent consideration arrangements.
On November 16, 2015, the Company exchanged $445.3 million of IAC 2012 Senior Notes for $445.2 million of Match Group Senior Notes. See Note 8 for additional information on this note exchange.
Supplemental Disclosure of Cash Flow Information:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Cash paid (received) during the year for:
Interest	$8,696	$7,017	$2,928
Income tax payments, including amounts paid to IAC for Match Group's share of IAC's consolidated tax liability	46,657	68,905	60,107
Income tax refunds	(1,583)	(3,826)	(647)